Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company has transactions with during the fiscal years ended September 30, 2019, 2020 and 2021:

	Name	Relationship
(a)	Henglong Chen	A significant shareholder of the Company
(b)	Huiyan Xie	General manager and non-controlling shareholder of Dilang
(c)	Huajian Xu	A shareholder of the Company
(d)	Shuang Wu	Chief Operating Officer and a significant shareholder of the Company
(e)	Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(f)	Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(g)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(h)	Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(i)	Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(j)	Jiangsu Yimao Pure Electric Bus Co., Ltd.	Hengwei Chen, a significant shareholder of the Company until September 2019, serves as director of Jiangsu Yimao Pure Electric Bus Co., Ltd.
(k)	Beijing Weiqi Technology Co., Ltd.	Wholly owned by Huiyan Xie, the general manager and non-controlling shareholder of Dilang
(l)	Shenzhen Star Cycling Network Technology Co., Ltd.	Equity investments without readily determinable fair value
(m)	Nanjing Mingfeng Technology Co.,Ltd	Equity investments without readily determinable fair value

Amount due from related parties

As of September 30, 2020 and 2021, amount due from related parties, consisted of the following:

	As of September 30,
	2020	2021
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)(1)	$-	$1,771,585
Jiangsu Xinzhongtian Suye Co., Ltd. (h)(1)	419,758	678,600
Shenzhen Star Cycling Network Technology Co., Ltd.(l) (2)	-	310,395
Nanjing Mingfeng Technology Co.,Ltd.(m)(2)	-	228,774
Huajian Xu (c)(3)	19,471	265,357
Shuang Wu (d)(3)	-	163,448
Huiyan Xie (b)(3)	-	71,636
Beijing Weiqi Technology Co., Ltd.(k) (4)	17,790	32,830
Yan Fang(e)(3)	981	-
Jianhui Ye (f) (3)	119,035	2,010
Amount due from related parties-current	$577,035	$3,524,635

Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.(5)	$294,568	$310,395
Amount due from related parties-non-current	$294,568	$310,395

(1)	The balance mainly represented the prepayments for purchasing e-bicycle gears and e-bicycles.

(2)	The balance mainly represented loans with annual interest rate of 5% to associates.

(3)	The balances mainly represented the advances made to the managements for the Company’s daily operational purposes.

(4)	The balance represented the receivable generated from the sales of e-bicycles.

(5)	The balance mainly represented the deposit for conducting original design manufacture (“ODM”) of e-bicycles and the deposit will be returned in one year after the termination of the contract or after the Company stops selling produced e-bicycles.

Amount due to Related Parties

As of September 30, 2020 and 2021, amount due to related parties consisted of the following:

	As of September 30,
	2020	2021
Yan Fang(e)(1)	$-	$70,840
Shenzhen Star Asset Management Co., Ltd. (i) (2)	957	1,009
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g) (2)	340,340	-
Huajian Xu(c) (1)	287,270	-
Shuang Wu(d) (1)	72,847	-
Huiyan Xie(b)(1)	32,557	-
Jianhui Ye (f) (1)	20,312	-
Amount due to related parties	$754,283	$71,849

(1)	The balances mainly represented the expenses paid on behalf of the Company for IPO or daily operation.

(2)	The balances represented the payable for purchasing e-bicycles.

Related party transactions

For the fiscal years ended September 30, 2019, 2020 and 2021, the Company had the following material related party transactions:

		For the fiscal years ended September 30,
Related Parties	Nature	2019	2020	2021
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Purchase of e-bicycles from a related party	$-	$(4,538,100)	$(6,048,053)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Interest-free loan to a related party	-	856,458	-
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Collection of loan to a related party	-	(856,458)	-
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Purchase of e-bicycles, gears and parts from a related party	-	(851,606)	(915,213)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Rental fee and utility fee	-	(63,378)	(146,607)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Interest-free loan to a related party	-	185,566	-
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Collection of loan to a related party	-	(186,993)	-
Shenzhen Star Cycling Network Technology Co., Ltd.(l)	Loan to a related party	-	-	310,395
Nanjing Mingfeng Technology Co.,Ltd.(m)	Loan to a related party	-	-	228,774
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of battery cells for battery cell trading business	(5,334,619)	-	-
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of raw materials and finished goods	(2,428,036)	-	-
Henglong Chen (a)	Interest-free loan to a shareholder*	1,857,441	377,634	-
Henglong Chen (a)	Collection of loan from a shareholder *	(683,880)	(391,116)	(1,821,847)
Henglong Chen (a)	Transfer of third-party loans to a related party*	59,682	-	-
Huiyan Xie	Interest-free loan to a related party	101,896	-	-
Huiyan Xie	Collection of loan from a related party	(101,896)	-	-
Shenzhen Star Asset Management Co., Ltd. (i)	Rental expenses of e-bicycles	(176,862)	-	-
Shenzhen Star Asset Management Co., Ltd. (i)	Disposal of e-bicycles on behalf of a related party	(291,131)	-	-
Shenzhen Star Asset Management Co., Ltd. (i)	Purchase of e-bicycles from a related party	(873,394)	-	-
Jianhui Ye (f)	Interest-free loan from a related party	(4,374,249)	-	-
Jianhui Ye (f)	Repayment of interest-free loan to a related party	-	4,289,426	-
Beijing Weiqi Technology Co., Ltd (k)	Sales of e-bicycles to a related party	-	107,314	12,341

*	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity, see Note 15d. The loans made to Henglong Chen which were for his personal purpose violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings. The loans are expected to be collected before December 31, 2022.